Per share Data (Additional Information) (Details) (Employee Stock Option [Member])	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Option [Member]
Earnings Per Share Disclosure [Line Items]
Antidilutive securities excluded from computation of earnings per share	0	0	0	89,276	99,276